Costs (Details 1) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfOperatingExpensesLineItems [Line Items]
Minimum lease payments payable under non-cancellable operating lease	€ 4,532	€ 2,418	€ 2,365
Not later than one year [member]
DisclosureOfOperatingExpensesLineItems [Line Items]
Minimum lease payments payable under non-cancellable operating lease	883	593	495
Later than one year and not later than five years [member]
DisclosureOfOperatingExpensesLineItems [Line Items]
Minimum lease payments payable under non-cancellable operating lease	1,710	1,040	1,061
Later than Five Years [Member]
DisclosureOfOperatingExpensesLineItems [Line Items]
Minimum lease payments payable under non-cancellable operating lease	€ 1,939	€ 785	€ 809